Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,102	$ 1,030
Other comprehensive income (loss)	(37)	72
Transfer into and/or out of Level 3, net
Ending balance	1,065	1,102
Available-for-sale Securities | Corporate Securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,102	1,030
Other comprehensive income (loss)	(37)	72
Transfer into and/or out of Level 3, net
Ending balance	1,065	1,102
Embedded Derivative Financial Instruments
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(95,625)	(94,315)
Net income	129,069	30,717
Purchases and issuances	(58,326)	(34,598)
Sales and settlements	2,242	2,571
Transfer into and/or out of Level 3, net
Ending balance	(22,640)	(95,625)
Realized gains (losses) included in net Income related to financial instruments	$ 70,743	$ (3,881)